Exhibit 99.1
MONTHLY DISTRIBUTION STATEMENT TO CERTIFICATEHOLDERS

HSBC Home Equity Loan Trust (USA) 2006-3

Distribution Number	10
Beginning Date of Collection Period	1-Aug-07
Ending Date of Collection Period	31-Aug-07
Distribution Date	20-Sep-07
Previous Distribution Date	20-Aug-07
Floating-Rate Certificates Interest Period Beginning On	20-Aug-07
Floating-Rate Certificates Interest Period Ending On	19-Sep-07

Funds Disbursement
Collected Funds (including Servicing Fee)	25,617,891.85
Available Distribution Amount	25,132,834.88
Principal Collections	17,864,567.35

Net Interest Collections	7,268,267.53

Interest Collections	7,752,802.70
Principal recoveries	521.80
Compensating Interest	0.00
Servicing Fee (after Compensating Interest)	485,056.97

Disbursements	25,617,891.85
Current Interest and Interest Carryforward Amount Distributed to Certificateholders	4,539,189.10
Principal Distribution Amount to Certificateholders	18,091,044.04
Unpaid Realized Loss Amount to Certificateholders	0.00
Net Rate Carryover Amount to Certificateholders	0.00
Remaining Available Distribution Amount to Class R Certificateholder	2,502,601.74
Servicing Fee after Compensating Interest (to Servicer)	485,056.97

Other payments or reimbursements to Servicer pursuant to Section 3.03	0.00

Pool Balance
Beginning Pool Balance	1,164,136,726.87
Principal Collections (including repurchases)	17,864,567.35
Realized Loss	226,476.69
Ending Pool Balance	1,146,045,682.83

Certificate Balance
Beginning Certificate Balance	926,673,498.08
Certificate Paydown	18,091,044.04
Applied Realized Loss Amount	0.00
Ending Certificate Balance	908,582,454.04

Collateral Performance
Cash yield (% of beginning balance, annualized)	7.99%
Loss rate (% of beginning balance, net of principal recoveries)	0.23%
Net yield	7.76%
Realized Losses (including recoveries)	225,954.89
Cumulative Realized Losses	841,500.31
Cumulative Loss Percentage	0.06%
Delinquent Loans:
One payment principal balance of loans	11,758,695.88
One payment number of loans	90
Two payments principal balance of loans	2,584,261.38
Two payments number of loans	19
Three payments plus principal balance of loans	10,356,413.27
Three payments plus number of loans	78
One Payment Delinquency Percentage (for related Collection Period)	1.03%
Two Payment Delinquency Percentage (for related Collection Period)	0.23%
Two Payment Plus Delinquency Percentage (for related Collection Period)	1.13%
Two Payment Plus Rolling Average (for such Distribution Date)	0.98%
Three Payment Plus Delinquency Percentage (for related Collection Period)	0.90%

Aggregate Principal Balance of Loans that were restructured during such Collection Period	5,408,562.76
Aggregate Principal Balance of Loans restructured in Collection Period as % of EOP Pool Balance	0.47%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	-
Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	-
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	-
Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	9,180
Number outstanding end of period	9,009
Principal balance of all REO as of the end of the Collection Period	2,782,709.12
Number of loans that went into REO during the Collection Period	3
Principal balance of loans that went into REO during the Collection Period	508,208.45
Unpaid Servicing Fee from previous Collection Periods	0.00

Overcollateralization
Beginning OC Amount	237,463,228.79
Realized Loss	226,476.69
OC Release Amount	0.00

Extra Principal Distribution Amount	226,476.69
Ending OC Amount	237,463,228.79

Target OC Amount	237,463,228.79
Interim OC Amount	237,236,752.10
Interim OC Deficiency	226,476.69

Monthly Excess Cashflow	2,729,078.43

Other
Stepdown	No
Trigger Event	No
Servicer Termination Event	No
Original Certificate Balance	1,176,010,000.00
Total EOP Certificate Principal Amount divided by Total Original Certificate Principal Amount	77.259756%
Total EOP Certificate Principal Amount divided by Total Original Certificate Principal Amount <15.00%	No

Interest Calculations
1 month LIBOR	5.53750%
Class A-1F Formula Rate (5.98%)	5.98000%
Class A-1F Pass-Through Rate	5.98000%
Class A-1V Formula Rate (1-mo. Libor plus 8 bps)	5.61750%
Class A-1V Pass-Through Rate	5.61750%
Class A-2F Formula Rate (5.66%)	5.66000%
Class A-2F Pass-Through Rate	5.66000%
Class A-2V Formula Rate (1-mo. Libor plus 13 bps)	5.66750%
Class A-2V Pass-Through Rate	5.66750%
Class A-3F Formula Rate (5.63%)	5.63000%
Class A-3F Pass-Through Rate	5.63000%
Class A-3V Formula Rate (1-mo. Libor plus 16 bps)	5.69750%
Class A-3V Pass-Through Rate	5.69750%
Class A-4 Formula Rate (1-mo. Libor plus 24 bps)	5.77750%
Class A-4 Pass-Through Rate	5.77750%
Class M-1 Formula Rate (1-mo. Libor plus 26 bps)	5.79750%
Class M-1 Pass-Through Rate	5.79750%
Class M-2 Formula Rate (1-mo. Libor plus 30 bps)	5.83750%
Class M-2 Pass-Through Rate	5.83750%

Net Rate Cap for Fixed Rate Certificates	7.52520%
Net Rate Cap for Floating Rate Certificates	7.28245%

Class A-1F Certficateholder's Statement

A. Information on Distributions

Original Class A-1F Certificate Balance	255,200,000.00
1. Total Distributions per $1,000	36.405409
2. Principal Distributions per $1,000	33.739359
3. Interest Distribution per $1,000	2.666051

B. Calculation of Class A-1F Interest
1. Class A-1F Pass-Through Rate	5.98000%
2. Days in Accrual Period	30

3. Class A-1F Interest Due	680,376.16
4. Class A-1F Interest Paid	680,376.16
5. Class A-1F Interest Carry Forward Amount Due	0.00
6. Class A-1F Interest Carry Forward Amount Paid	0.00
7. Class A-1F Net Rate Carryover Amount Due	0.00
8. Class A-1F Net Rate Carryover Amount Paid	0.00

9. Class A-1F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1F Principal
1. Class A-1F Certificate Principal Amount, BOP	136,530,333.28
2. Class A-1F Principal Due	8,610,284.29
3. Class A-1F Principal Paid	8,610,284.29
4. Class A-1F Certificate Principal Amount, EOP	127,920,048.99

5. Class A-1F Certificate Principal Amount as a % of Original Class A-1F Certificate Principal Amount, EOP	50.125411%
6. Class A-1F Certificate Principal Amount as a % of the Pool Balance, EOP	11.161863%
7. Class A-1F Certificate principal distribution percentage	47.594181248%

Class A-1V Certficateholder's Statement

A. Information on Distributions
Original Class A-1V Certificate Balance	281,000,000.00
1. Total Distributions per $1,000	36.327278
2. Principal Distributions per $1,000	33.739359
3. Interest Distribution per $1,000	2.587919

B. Calculation of Class A-1V Interest
1. Class A-1V Pass-Through Rate	5.61750%
2. Days in Accrual Period	31

3. Class A-1V Interest Due	727,205.37
4. Class A-1V Interest Paid	727,205.37

5. Class A-1V Interest Carry Forward Amount Due	0.00

6. Class A-1V Interest Carry Forward Amount Paid	0.00
7. Class A-1V Net Rate Carryover Amount Due	0.00
8. Class A-1V Net Rate Carryover Amount Paid	0.00

9. Class A-1V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1V Principal
1. Class A-1V Certificate Principal Amount, BOP	150,333,164.80
2. Class A-1V Principal Due	9,480,759.75
3. Class A-1V Principal Paid	9,480,759.75
4. Class A-1V Certificate Principal Amount, EOP	140,852,405.05

5. Class A-1V Certificate Principal Amount as a % of Original Class A-1V Certificate Principal Amount, EOP	50.125411%

6. Class A-1V Certificate Principal Amount as a % of the Pool Balance, EOP	12.290296%
7. Class A-1V Certificate principal distribution percentage	52.405818752%

Class A-2F Certficateholder's Statement

A. Information on Distributions
Original Class A-2F Certificate Balance	78,500,000.00
1. Total Distributions per $1,000	4.716667
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.716667

B. Calculation of Class A-2F Interest
1. Class A-2F Pass-Through Rate	5.66000%
2. Days in Accrual Period	30

3. Class A-2F Interest Due	370,258.33
4. Class A-2F Interest Paid	370,258.33
5. Class A-2F Interest Carry Forward Amount Due	0.00
6. Class A-2F Interest Carry Forward Amount Paid	0.00
7. Class A-2F Net Rate Carryover Amount Due	0.00
8. Class A-2F Net Rate Carryover Amount Paid	0.00

9. Class A-2F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2F Principal
1. Class A-2F Certificate Principal Amount, BOP	78,500,000.00
2. Class A-2F Principal Due	0.00
3. Class A-2F Principal Paid	0.00
4. Class A-2F Certificate Principal Amount, EOP	78,500,000.00

5. Class A-2F Certificate Principal Amount as a % of Original Class A-2F Certificate Principal Amount, EOP
100.000000%

6. Class A-2F Certificate Principal Amount as a % of the Pool Balance, EOP	6.849640%
7. Class A-2F Certificate principal distribution percentage	0.000000000%

Class A-2V Certficateholder's Statement

A. Information on Distributions
Original Class A-2V Certificate Balance	100,000,000.00
1. Total Distributions per $1,000	4.880347
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.880347

B. Calculation of Class A-2V Interest
1. Class A-2V Pass-Through Rate	5.66750%
2. Days in Accrual Period	31

3. Class A-2V Current Interest Due	488,034.72
4. Class A-2V Current Interest Paid	488,034.72
5. Class A-2V Interest Carry Forward Amount Due	0.00
6. Class A-2V Interest Carry Forward Amount Paid	0.00
7. Class A-2V Net Rate Carryover Amount Due	0.00
8. Class A-2V Net Rate Carryover Amount Paid	0.00

9. Class A-2V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2V Principal
1. Class A-2V Certificate Principal Amount, BOP	100,000,000.00
2. Class A-2V Principal Due	0.00
3. Class A-2V Principal Paid	0.00
4. Class A-2V Certificate Principal Amount, EOP	100,000,000.00

5. Class A-2V Certificate Principal Amount as a % of Original Class A-2V Certificate Principal Amount, EOP
100.000000%

6. Class A-2V Certificate Principal Amount as a % of the Pool Balance, EOP	8.725656%
7. Class A-2V Certificate principal distribution percentage	0.000000000%

Class A-3F Certficateholder's Statement

A. Information on Distributions
Original Class A-3F Certificate Balance	66,300,000.00
1. Total Distributions per $1,000	4.691667
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.691667

B. Calculation of Class A-3F Interest
1. Class A-3F Pass-Through Rate	5.63000%
2. Days in Accrual Period	30

3. Class A-3F Interest Due	311,057.50
4. Class A-3F Interest Paid	311,057.50
5. Class A-3F Interest Carry Forward Amount Due	0.00
6. Class A-3F Interest Carry Forward Amount Paid	0.00
7. Class A-3F Net Rate Carryover Amount Due	0.00
8. Class A-3F Net Rate Carryover Amount Paid	0.00

9. Class A-3F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3F Principal
1. Class A-3F Certificate Principal Amount, BOP	66,300,000.00
2. Class A-3F Principal Due	0.00
3. Class A-3F Principal Paid	0.00
4. Class A-3F Certificate Principal Amount, EOP	66,300,000.00

5. Class A-3F Certificate Principal Amount as a % of Original Class A-3F Certificate Principal Amount, EOP
100.000000%

6. Class A-3F Certificate Principal Amount as a % of the Pool Balance, EOP	5.785110%
7. Class A-3F Certificate principal distribution percentage	0.000000000%

Class A-3V Certficateholder's Statement

A. Information on Distributions
Original Class A-3V Certificate Balance	100,000,000.00
1. Total Distributions per $1,000	4.906181
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.906181

B. Calculation of Class A-3V Interest
1. Class A-3V Pass-Through Rate	5.69750%
2. Days in Accrual Period	31

3. Class A-3V Interest Due	490,618.06
4. Class A-3V Interest Paid	490,618.06
5. Class A-3V Interest Carry Forward Amount Due	0.00
6. Class A-3V Interest Carry Forward Amount Paid	0.00
7. Class A-3V Net Rate Carryover Amount Due	0.00
8. Class A-3V Net Rate Carryover Amount Paid	0.00

9. Class A-3V Unpaid Interest Carry Forward Amount, EOP	0.00

10. Class A-3V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3V Principal
1. Class A-3V Certificate Principal Amount, BOP	100,000,000.00
2. Class A-3V Principal Due	0.00
3. Class A-3V Principal Paid	0.00
4. Class A-3V Certificate Principal Amount, EOP	100,000,000.00

5. Class A-3V Certificate Principal Amount as a % of Original Class A-3V Certificate Principal Amount, EOP
100.000000%

6. Class A-3V Certificate Principal Amount as a % of the Pool Balance, EOP	8.725656%
7. Class A-3V Certificate principal distribution percentage	0.000000000%

Class A-4 Certficateholder's Statement

A. Information on Distributions
Original Class A-4 Certificate Balance	170,620,000.00
1. Total Distributions per $1,000	4.975069
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.975069

B. Calculation of Class A-4 Interest
1. Class A-4 Pass-Through Rate	5.77750%
2. Days in Accrual Period	31

3. Class A-4 Interest Due	848,846.35
4. Class A-4 Interest Paid	848,846.35
5. Class A-4 Interest Carry Forward Amount Due	0.00
6. Class A-4 Interest Carry Forward Amount Paid	0.00
7. Class A-4 Net Rate Carryover Amount Due	0.00
8. Class A-4 Net Rate Carryover Amount Paid	0.00

9. Class A-4 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-4 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-4 Principal
1. Class A-4 Certificate Principal Amount, BOP	170,620,000.00
2. Class A-4 Principal Due	0.00
3. Class A-4 Principal Paid	0.00
4. Class A-4 Certificate Principal Amount, EOP	170,620,000.00

5. Class A-4 Certificate Principal Amount as a % of Original Class A-4 Certificate Principal Amount, EOP
100.000000%

6. Class A-4 Certificate Principal Amount as a % of the Pool Balance, EOP	14.887714%

7. Class A-4 Certificate principal distribution percentage	0.000000000%

Class M-1 Certficateholder's Statement

A. Information on Distributions
Original Class M-1 Certificate Balance	72,090,000.00
1. Total Distributions per $1,000	4.992292
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.992292

B. Calculation of Class M-1 Interest
1. Class M-1 Pass-Through Rate	5.79750%
2. Days in Accrual Period	31

3. Class M-1 Interest Due	359,894.31
4. Class M-1 Interest Paid	359,894.31
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Net Rate Carryover Amount Due	0.00
8. Class M-1 Net Rate Carryover Amount Paid	0.00

9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-1 Principal
1. Class M-1 Certificate Principal Amount, BOP	72,090,000.00
2. Class M-1 Principal Due	0.00
3. Class M-1 Principal Paid	0.00
4. Class M-1 Certificate Applied Realized Loss Amount	0.00
5. Class M-1 Certificate Principal Amount, EOP	72,090,000.00

6. Class M-1 Certificate Principal Amount as a % of Original Class M-1 Certificate Principal Amount, EOP	100.000000%

7. Class M-1 Certificate Principal Amount as a % of the Pool Balance, EOP	6.290325%
8. Class M-1 Certificate principal distribution percentage	0.000000000%
9. Class M-1 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-1 Certificate Unpaid Realized Loss Amount, EOP	0.00

Class M-2 Certficateholder's Statement

A. Information on Distributions
Original Class M-2 Certificate Balance	52,300,000.00
1. Total Distributions per $1,000	5.026736
2. Principal Distributions per $1,000	0.000000

3. Interest Distribution per $1,000	5.026736

B. Calculation of Class M-2 Interest
1. Class M-2 Pass-Through Rate	5.83750%
2. Days in Accrual Period	31

3. Class M-2 Interest Due	262,898.30
4. Class M-2 Interest Paid	262,898.30
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Net Rate Carryover Amount Due	0.00
8. Class M-2 Net Rate Carryover Amount Paid	0.00

9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-2 Principal
1. Class M-2 Certificate Principal Amount, BOP	52,300,000.00
2. Class M-2 Principal Due	0.00
3. Class M-2 Principal Paid	0.00
4. Class M-2 Certificate Applied Realized Loss Amount	0.00
5. Class M-2 Certificate Principal Amount, EOP	52,300,000.00

6. Class M-2 Certificate Principal Amount as a % of Original Class M-2 Certificate Principal Amount, EOP	100.000000%

7. Class M-2 Certificate Principal Amount as a % of the Pool Balance, EOP	4.563518%
8. Class M-2 Certificate principal distribution percentage	0.000000000%
9. Class M-2 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-2 Certificate Unpaid Realized Loss Amount, EOP	0.00

HSBC FINANCE CORPORATION,
HSBC Home Equity Loan Trust (USA) 2006-3

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Pooling and Servicing Agreement dated as of October 26, 2006 (the "Pooling and Servicing Agreement"), by and among
HSBC Home Equity Loan Corporation II, as Depositor, the Servicer,
U.S. Bank National Association, as Trustee, HSBC Bank USA, National
Association, as Administrator, and HSBC Home Equity Loan Trust (USA) 2006-3, the
Trust, does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Pooling and Servicing Agreement.

2. HSBC Finance Corporation is, as of the date hereof, the
Servicer under the Pooling and Servicing Agreement.

3. The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on September 20, 2007.

5. As of the date hereof, to the best knowledge of the undersigned, the
Servicer has performed in all material respects all its obligations under the
Pooling and Servicing Agreement through the Collection Period preceding such
Distribution Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination Event has occurred since the prior Determination Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 14th day of September,2007

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer